STOCKHOLDERS' EQUITY (Details)	9 Months Ended
Dec. 31, 2012
Shares Of Common Stock	18,690,541
Cash In Payment Of Preferred Share Derivative Interest [Member]
Shares Of Common Stock	1,512,272
Conversion Of Series B Series C and Series E Preferred Share Derivatives [Member]
Shares Of Common Stock	13,917,061
Execution Of Warrants [Member]
Shares Of Common Stock	3,261,227